BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 146,640	$ 158,350
Prepaid expenses	45,620	8,303
TOTAL CURRENT ASSETS	192,260	166,653
PROPERTY AND EQUIPMENT
Machinery and equipment	82,635	81,791
Less accumulated depreciation	(50,937)	(42,996)
NET PROPERTY AND EQUIPMENT	31,698	38,795
OTHER ASSETS
Patents	85,830	47,098
Deposit	770	770
TOTAL OTHER ASSETS	86,600	47,868
TOTAL ASSETS	310,558	253,316
CURRENT LIABILITIES
Accounts payable	6,982	665
Accrued expenses	35,272	50,148
Derivative liability	3,320,943	361,170
Convertible promissory notes less debt discount of $307,604 and $152,928 respectively	532,396	194,072
TOTAL CURRENT LIABILITIES	3,895,593	606,055
SHAREHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 10,000,000 authorized common shares
Common stock, $0.0001 par value; 500,000,000 authorized common shares 11,846,354 and 9,041,281 shares issued and outstanding, respectively	1,184	904
Additional paid in capital	6,822,815	6,625,212
Accumulated deficit	(10,409,034)	(6,978,855)
TOTAL SHAREHOLDERS' DEFICIT	(3,585,035)	(352,739)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 310,558	$ 253,316